Employee benefit plans - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Japanese plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Accumulated benefit obligation for all defined benefit pension plans	¥ 1,593,424	¥ 1,494,011
Estimated prior service costs	(5,600)
Estimated net actuarial loss	7,600
Expected contribution to pension plans	55,057
Foreign Plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Accumulated benefit obligation for all defined benefit pension plans	617,042	533,551
Estimated prior service costs	300
Estimated net actuarial loss	2,500
Expected contribution to pension plans	¥ 13,118
Equity securities | Japanese plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Percentage of plan assets invested	50.00%
Equity securities | Foreign Plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Percentage of plan assets invested	60.00%
Equity securities | Common stocks | Japanese plans | Japan
Pension and Other Postretirement Benefits Disclosure [Line Items]
Plan asset allocation	71.00%	71.00%
Equity securities | Common stocks | Japanese plans | Foreign
Pension and Other Postretirement Benefits Disclosure [Line Items]
Plan asset allocation	29.00%	29.00%
Debt securities | Japanese plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Percentage of plan assets invested	30.00%
Debt securities | Foreign Plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Percentage of plan assets invested	30.00%
Debt securities | Government bonds | Japanese plans | Japan
Pension and Other Postretirement Benefits Disclosure [Line Items]
Plan asset allocation	44.00%	44.00%
Debt securities | Government bonds | Japanese plans | Foreign
Pension and Other Postretirement Benefits Disclosure [Line Items]
Plan asset allocation	56.00%	56.00%